Taxes on Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Taxes on Income [Abstract]
Domestic	$ 19,442	$ 15,334	$ 18,350
Foreign	4,803	5,323	2,407
Income before taxes on income	$ 24,245	$ 20,657	$ 20,757